Condensed Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash Flows from Operating Activities:
Net income	¥ 169,401	¥ 146,939
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	133,555	124,542
Provision for doubtful receivables and probable loan losses	7,998	6,743
Equity in net income of affiliates (excluding interest on loans)	(36,829)	(14,747)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(24,972)	(32,834)
Bargain purchase gain	0	(4,287)
Gains on sales of available-for-sale securities	(14,646)	(20,924)
Gains on sales of operating lease assets	(27,793)	(32,707)
Write-downs of long-lived assets	1,472	1,409
Write-downs of securities	423	6,212
Decrease (Increase) in restricted cash	1,293	(438)
Decrease in trading securities	80,972	80,346
Increase in inventories	(9,321)	(11,298)
Decrease (Increase) in trade notes, accounts and other receivable	(4,444)	2,024
Decrease in trade notes, accounts and other payable	(23,984)	(26,689)
Decrease in policy liabilities and policy account balances	(22,308)	(49,785)
Other, net	(33,187)	156,463
Net cash provided by operating activities	197,630	330,969
Cash Flows from Investing Activities:
Purchases of lease equipment	(518,695)	(406,310)
Principal payments received under direct financing leases	239,842	231,169
Installment loans made to customers	(705,027)	(607,396)
Principal collected on installment loans	570,867	489,402
Proceeds from sales of operating lease assets	191,643	150,938
Investment in affiliates, net	(91,715)	1,746
Proceeds from sales of investment in affiliates	54,455	64,031
Purchases of available-for-sale securities	(191,021)	(241,535)
Proceeds from sales of available-for-sale securities	270,199	341,160
Proceeds from redemption of available-for-sale securities	61,107	73,199
Purchases of held-to-maturity securities	0	(306)
Purchases of other securities	(14,182)	(3,328)
Proceeds from sales of other securities	17,390	15,955
Purchases of property under facility operations	(41,001)	(43,331)
Acquisitions of subsidiaries, net of cash acquired	(55,058)	(38,809)
Sales of subsidiaries, net of cash disposed	29,433	11,796
Other, net	4,760	(18,213)
Net cash provided by (used in) investing activities	(177,003)	20,168
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	46,200	(73,944)
Proceeds from debt with maturities longer than three months	781,685	602,130
Repayment of debt with maturities longer than three months	(690,949)	(676,080)
Net increase in deposits due to customers	83,772	91,991
Cash dividends paid to ORIX Corporation shareholders	(38,162)	(31,141)
Acquisition of treasury stock	(39,109)	(1,235)
Contribution from noncontrolling interests	3,225	1,616
Purchases of shares of subsidiaries from noncontrolling interests	(4,466)	0
Net decrease in call money	(18,000)	(10,500)
Other, net	(7,832)	(4,566)
Net cash provided by (used in) financing activities	116,364	(101,729)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	9,100	(17,998)
Net increase in Cash and Cash Equivalents	146,091	231,410
Cash and Cash Equivalents at Beginning of Period	1,039,870	730,420
Cash and Cash Equivalents at End of Period	¥ 1,185,961	¥ 961,830